Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Other payables [Abstract]
Schedule of Other Payables
	December 31, 2024	December 31, 2025

Professional fee payable	$5,220,515	$2,672,221
Salaries and bonuses payable	2,312,157	2,924,872
Brand promotion/advertising fees payable	266,726	20,083
Labor and health insurance payable	281,123	309,389
Sales tax payable	389,459	192,892
Other expense payable	569,104	1,168,156
	$9,039,084	$7,287,613